Derivative Financial Instruments - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
GEN-PROBE INCORPORATED [Member]
Derivative Instruments [Line Items]
Forward contracts maturity of approximately	30 days
Derivative instruments loss	$ 0.9